Other assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
Other assets consist of the following:

	2017	2016
Income tax receivable	$5,967	$2,198
Deferred financing costs	3,546	7,595
Other	14,852	4,570
	24,365	14,363
Less current portion	(7,110)	(2,198)
	$17,255	$12,165